Restructuring Costs	12 Months Ended
Dec. 31, 2021
Restructuring Costs
Restructuring Costs

8. Restructuring Costs

The Company carried out a reduction in force in February 2020. Twenty employees were severed under a one-time restructuring arrangement at a total cost to the Company of $0.8 million. As of December 31, 2021 and December 31, 2020, there were no restructuring accruals remaining on the balance sheet as all severance was fully paid to severed employees during 2020.